Fair value of financial instruments Narrative (Details)	Dec. 31, 2015 USD ($)
Fair value of financial instruments Narrative Details
Company had outstanding warrants to purchase	$ 12,500
Fair value of one of the warrants was expensed	271,250
Fair value of the other warrant was expensed	$ 36,250
Expected Life (in years)	2
Expected Volatility, Minimum	201.00%
Expected Volatility, Maximum	287.00%
Expected Dividend yield	0.00%
Risk-free interest rate, Minimum	0.39%
Risk-free interest rate, Maximum	0.41%